Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its majority-owned subsidiaries, in which the Company holds a controlling interest. All intercompany accounts and transactions are eliminated in consolidation. The equity method is used to account for investments in affiliated companies, 20% to 50% owned, where the Company does not hold a controlling voting interest and does not direct the matters that most significantly impact the investee’s operations.

The Company owns an 80% interest in Olin Luotong (GZ) Corporation (“Luotong”), based in China, and Luotong’s financial information is consolidated herein, with the net results attributable to the 20% noncontrolling interest reflected in the consolidated financial statements.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amount of net sales and expenses during the reporting period. Actual amounts could differ from those estimates.

Revision of Prior Period Financial Statements

Revision of Prior Period Financial Statements

During 2012, the Company identified the following errors:

1.	The Company historically had not recognized deferred tax assets or liabilities related to inside basis differences of its foreign subsidiaries. The unrecognized net deferred tax asset was $797, $888, and $794 as January 1, 2010, December 31, 2010 and December 31, 2011, respectively. The provision for income taxes was overstated by $91 and understated by $94 for the years ended December 31, 2010 and 2011, respectively.

2.	Duplicate accruals for the receipt of raw material were identified in the third quarter of fiscal 2012. The error had no impact on the year ended December 31, 2010. Accrued liabilities and cost of sales were overstated by $389 as of and for the year ended December 31, 2011.

3.	An error in the accounting for raw material in-transit was identified in the third quarter of fiscal 2012. Inventory was understated by $22 as of January 1, 2010 and overstated by $275 and $423 as of December 31, 2010 and 2011, respectively. Cost of sales was understated by $297 and $148 for the years ended December 31, 2010 and 2011, respectively.

Additionally, the Company identified immaterial errors in previously issued consolidated financial statements which were corrected in the year identified, including:

4.

An error in accounting for workers’ compensation insurance that was corrected during the year ended December 31, 2011 by decreasing cost of sales by $44 and by increasing prepaid expenses and other current assets by $7,269 and increasing accrued liabilities by $7,225. Prepaid expenses and other current assets were understated by $5,036 and $7,269 as of January 1, 2010 and December 31, 2010, respectively. Accrued liabilities were understated by $5,725 and $7,225 as of January 1, 2010 and December 31, 2010, respectively. Cost of sales was overstated by $733 for the year ended December 31, 2010.

5.	An error in accounting for certain derivative contracts that was corrected during the year ended December 31, 2011 by increasing prepaid expenses and other current assets and decreasing cost of sales by $510. Prepaid expenses and other current assets were overstated by $303 as of January 1, 2010 and understated by $510 as of December 31, 2010. Cost of sales was overstated by $813 for the year ended December 31, 2010.

The Company assessed the materiality of all errors, individually and in the aggregate, on previously issued consolidated financial statements and concluded that the errors were not material to any of the Company’s previously issued quarterly or annual financial statements. In assessing the effect of correcting previously unrecorded errors in 2012, the Company has concluded that correction of these errors in 2012 could be considered material to 2012 net income. Accordingly, the consolidated financial statements as of and for the year ended December 31, 2011 and as of and for the year ended December 31, 2010 have been revised to reflect the correction of all errors identified in their proper periods. To recognize the cumulative effect of all error corrections as of January 1, 2010, an adjustment of $482 was made to increase retained earnings.

A summary of the revisions to the consolidated financial statements as of December 31, 2011 and 2010 and for the periods ended December 31, 2011 and 2010 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2010
Inventories	$192,898	$(275)	$192,623
Prepaid expenses and other current assets	30,662	7,779	38,441
Deferred income tax assets—current	28,433	879	29,312
Income tax receivable	2,139	137	2,276
Total current assets	431,044	8,520	439,564
Deferred income tax assets—noncurrent	34,354	(100)	34,254
Total assets	529,301	8,420	537,721
Accrued liabilities	78,002	6,990	84,992
Income tax payable	—	199	199
Total current liabilities	163,810	7,189	170,999
Total liabilities	502,063	7,189	509,252
Retained earnings	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	24,333	1,231	25,564
Total equity	27,238	1,231	28,469
Total liabilities and equity	529,301	8,420	537,721

Consolidated Statement of Operations
	Year Ended December 31, 2010
Cost of sales	$1,497,944	$(1,249)	$1,496,695
Gross profit	160,785	1,249	162,034
Operating income	91,928	1,249	93,177
Income before provision for income taxes and equity income	66,042	1,249	67,291
Provision for income taxes	26,176	500	26,676
Income before equity income	39,866	749	40,615
Net income	41,396	749	42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.94	$0.03	$1.97

Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Comprehensive income	41,909	749	42,658
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	41,326	749	42,075

Consolidated Statement of Changes in Equity
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Retained earnings —Balance, December 31, 2010	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2010	24,333	1,231	25,564
Total equity—Balance, December 31, 2010	27,238	1,231	28,469

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2011
Accounts receivable, net of allowance	$160,731	$984	$161,715
Inventories	186,370	(423)	185,947
Deferred income tax assets—current	27,972	1,055	29,027
Income tax receivable	5,017	29	5,046
Total current assets	449,539	1,645	451,184
Deferred income tax assets—noncurrent	20,218	(248)	19,970
Total assets	547,343	1,397	548,740
Accounts payable	78,276	(388)	77,888
Accrued liabilities	47,619	985	48,604
Income tax payable	—	300	300
Total current liabilities	161,844	897	162,741
Total liabilities	465,183	897	466,080
Retained earnings	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	78,992	500	79,492
Total equity	82,160	500	82,660
Total liabilities and equity	547,343	1,397	548,740
Consolidated Statement of Operations
	Year Ended December 31, 2011
Cost of sales	$1,582,925	$548	$1,583,473
Gross profit	196,218	(548)	195,670
Operating income	126,827	(548)	126,279
Income before provision for income taxes and equity income	86,385	(548)	85,837
Provision for income taxes	31,254	183	31,437
Income before equity income	55,131	(731)	54,400
Net income	56,019	(731)	55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$2.65	$(0.04)	$2.61
Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Comprehensive income	56,488	(731)	55,757
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	56,225	(731)	55,494
Consolidated Statement of Changes in Equity
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Retained earnings —Balance, December 31, 2011	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2011	78,992	500	79,492
Total equity—Balance, December 31, 2011	82,160	500	82,660

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables for amounts billed to customers for products sold and other receivables. The determination of collectability of the Company’s accounts receivable requires management to make frequent judgments and estimates in order to determine the appropriate amount of allowance needed for doubtful accounts. In circumstances where the Company is aware of a customer’s inability to meet its financial obligations (e.g., bankruptcy filings or substantial down-grading of credit ratings), it records an allowance for bad debts equal to the amount the Company does not believe to be collectible. For all other customers, the Company recognizes allowances for bad debts based on its historical collection experience. If circumstances change (e.g., greater than expected defaults or an unexpected material change in a major customer’s ability to meet its financial obligations), the Company’s estimate of the recoverability of amounts due could be changed by a material amount. Accounts are written off once deemed to be uncollectible. Any subsequent cash collections relating to accounts that have been previously written off are recorded as a reduction to the provision for bad debts in the period of collection.

The reconciliation of the activity in the allowance for doubtful accounts is summarized below:

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of period	$2,067	$7,921	$7,505
Provision for bad debts, net of reductions	(814)	(4,171)	1,324
Write-offs, net of recoveries	—	(1,683)	(908)
Recoveries, net of write-offs	155	—	—

Balance at end of period	$1,408	$2,067	$7,921

Inventories

Inventories

Inventories include costs attributable to direct labor and manufacturing overhead but are primarily comprised of raw material costs. The material component of inventories that is valued on a last-in, first-out (“LIFO”) basis comprises approximately 70% and 72% of total inventory at December 31, 2012 and 2011, respectively. Other manufactured inventories, including the non-material components and certain non-U.S. inventories, are valued on a first-in, first-out (“FIFO”) basis. Elements of cost in finished goods inventory in addition to the cost of material include depreciation, utilities, consumable production supplies, maintenance, production wages and transportation costs.

Inventories are stated at the lower of cost or market. The market price of metals used in production and related scrap is subject to volatility. We evaluate the need to record adjustments for inventory on a regular basis. During periods when open market prices decline below net book value, the Company records a provision to reduce the carrying value of its inventory. Additionally, the Company records an estimate for slow moving and obsolete inventory based upon product knowledge, physical inventory observation, future demand, market conditions and an aging analysis of the inventory on hand. Our policy is to evaluate all inventories including raw material, work-in-process, finished goods, and spare parts. Inventory in excess of our estimated usage requirements is written down to its estimated net realizable value. See note 3, “Inventories,” in these notes to the consolidated financial statements.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses are stated at historical cost, net of any related amortization, and consist of amounts which are of continuing benefit to the Company. See note 4, “Prepaid Expenses and Other Current Assets,” in these notes to the consolidated financial statements.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets as they are placed into service. Depreciation expense is recorded in cost of sales or selling, general and administrative costs depending on the nature and use of the underlying asset.

Expenditures for repairs, maintenance and minor renewals are expensed as incurred. Expenditures which improve an asset or extend its estimated useful life are capitalized. Interest related to the construction of qualifying assets is capitalized as part of the construction costs. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in the accompanying consolidated statement of operations.

The Company reviews property, plant and equipment for impairment when a change in events or circumstances indicates that the carrying value of the assets may not be recoverable. The Company has determined that its asset group for impairment testing is comprised of the assets and liabilities of each of its reporting units. Reporting units are businesses, for which discrete financial information is available and reviewed by segment management. The Company’s reporting units are one level below the operating segment, with the exception of one operating segment, for which the operating segment represents the lowest level of identifiable cash flows. The Company determines the fair value of its asset group through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. See note 5, “Property, Plant and Equipment,” in these notes to the consolidated financial statements.

Investment in Joint Venture

Investment in Joint Venture

The Company owns a 50% interest in Dowa-Olin Metal Corporation (“Dowa”), a joint venture based in Japan. The Company accounts for Dowa under the equity method of accounting. Due to the timing of the receipt of available financial information, the results of Dowa are recorded on a one-month lag basis.

As a result of the purchase method of accounting, a negative basis difference of $9,416 was created between the Company’s books and the Company’s share of Dowa’s equity as of November 19, 2007. ASC 323, Investments—Equity Method & Joint Ventures, provides that the basis difference between the investor cost and underlying equity in net assets of the investee at the date of investment requires recognition unless it is attributable to a non-amortizing asset such as goodwill. The negative basis difference was created due to the bargain purchase event associated with the metals business acquired from Olin Corporation and was not attributable to any specific element of the joint venture itself. As the difference was not attributable to any of the specific assets of Dowa, the equity investment as a whole was assessed to determine the appropriate accretion period for the basis difference. The purpose of the joint venture is to provide Olin Brass’s high performance alloy materials to the Asia market through the licensing of Olin Brass technology. Given consideration of this use, the negative basis difference is being accreted over a period of 13 years. See note 7, “Investment in Joint Venture,” in these notes to the consolidated financial statements.

The Company reviews its equity method investment for impairment using an other-than-temporary model when triggering events are identified. An impairment loss is recognized when the investment’s carrying amount exceeds its fair value and this decline in fair value is deemed to be other-than-temporary.

Acquisitions and Goodwill

Acquisitions and Goodwill

All acquisitions are accounted for using the acquisition method as prescribed by ASC 805, Business Combinations. The purchase price paid is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Any excess purchase price over the fair value of the net assets acquired is recorded as goodwill.

Intangibles-Goodwill and Other

Pursuant to ASC 350, Intangibles—Goodwill and Other, the Company does not amortize goodwill and other intangible assets with indefinite useful lives. The Company reviews goodwill to determine potential impairment annually, or more frequently if events and circumstances indicate that the asset might be impaired, by comparing the carrying value of the asset with the anticipated present value of future cash flows.

In 2011, the Financial Accounting Standards Board (“FASB”) amended its guidance to simplify the testing of goodwill for impairment. The amended guidance provides an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If the qualitative evaluation yields support that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, the quantitative impairment test is not required. The Company adopted the qualitative goodwill evaluation model for its annual goodwill impairment test conducted as of October 31, 2012. Based on the results of that qualitative assessment, the Company believes it was more likely than not that the fair value of the reporting units significantly exceeded their carrying values as of October 31, 2012, indicating no impairment of goodwill. The $4,399 of goodwill was assigned to the Chase business segment and as of December 31, 2012, $2,131 of goodwill is expected to be deductible for tax purposes.

Intangible Assets

Intangible Assets

Definite-lived intangible assets are recorded at fair value under the purchase method of accounting as of the respective acquisition dates and are amortized using the straight-line method over the estimated useful lives of the assets. Amortization expense related to intangible assets is reflected in selling, general and administrative expenses. Identifiable definite-lived intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying value may not be recoverable. See note 6, “Intangible Assets,” in these notes to the consolidated financial statements.

Deferred Financing Fees

Deferred Financing Fees

Deferred financing fees incurred in connection with the issuance of debt are amortized as non-cash interest expense over the terms of the debt agreements.

Deferred financing fees incurred in connection with the issuance of the Senior Secured Notes, as defined in note 8, “Other Noncurrent Assets,” are amortized using the effective interest method over the term of the Senior Secured Notes. Deferred financing fees incurred in connection with the issuance of the ABL Facility, as defined in note 8, “Other Noncurrent Assets,” in these notes to the consolidated financial statements, are amortized on a straight-line basis over the term of the ABL Facility.

Derivative Contracts

Derivative Contracts

The Company’s operating activities expose it to a variety of market risks, including risks related to the effects of commodity prices and interest rates. These financial exposures are monitored and managed by the Company as an integral part of its overall risk-management program. The Company does not enter into derivative contracts for speculation purposes where the objective is to generate profits. The Company has not applied hedge accounting to its derivative contracts in any of the years ended December 31, 2012, 2011 or 2010. The Company includes the fair value of the derivative contracts as assets or liabilities in its balance sheet and recognizes all amounts paid and received and changes in fair value of derivative contracts, including unrealized gains and losses, as adjustments to income. See note 13, “Derivative Contracts,” in these notes to the consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue for both toll and non-toll basis sales only when risk of loss and title passes to the customer, which generally occurs upon shipment. For the years ended December 31, 2012, 2011 and 2010, non-toll net sales were $1,576,070, $1,710,595 and $1,577,771, respectively. For the years ended December 31, 2012, 2011 and 2010, toll net sales were $74,450, $68,548 and $80,958, respectively. Estimates for future rebates on certain product lines and product returns are recognized in the period in which the revenue is recorded. Such rebates were not material for the years ended December 31, 2012, 2011 and 2010. Billings to customers for shipping costs are included in net sales and the cost of shipping product to those customers is reflected in cost of sales in the consolidated statements of operations.

Research and Development

Research and Development

The Company conducts research and development primarily through the Olin Brass reportable segment, the costs for which are expensed as incurred. Research and development expenditures for the years ended December 31, 2012, 2011 and 2010 were $1,516, $1,540 and $1,740, respectively, and are included as a component of selling, general and administrative expenses in the consolidated statements of operations.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability approach. The current and deferred tax consequences are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred income taxes are provided for temporary differences between the income tax basis of assets and liabilities and their carrying amounts for financial reporting purposes. A valuation allowance is recorded to reduce deferred tax assets when management determines it is “more likely than not” that some portion or all of the deferred tax assets will not be realized.

Profits Interest Compensation

Profits Interest Compensation

Halkos has granted, pursuant to the Halkos Holdings, LLC Executive Equity Incentive Plan (“Halkos Equity Plan”), non-voting membership interests to select members of the Company’s management in the form of shares. The shares are profits interests in Halkos. See note 17, “Profits Interest Awards,” in these notes to the consolidated financial statements.

The shares are accounted for as a profit sharing arrangement under ASC 710, Compensation—General. Expense is recorded in the period in which distributions to award holders are determined to be probable. These distributions are accounted for by the Company as non-cash compensation expense with a corresponding increase in additional paid-in capital.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of foreign subsidiaries are translated into United States dollars in accordance with ASC 830, Foreign Currency Matters. The functional currency of the Company’s foreign subsidiaries is the local currency. The consolidated statements of foreign operations are translated at weighted-average exchange rates for the periods. Assets and liabilities are translated at period-end exchange rates and equity transactions are translated at historical rates. Gains and losses resulting from the translation adjustment are reported as a component of other comprehensive income. The income tax effect of currency translation adjustments related to foreign subsidiaries and joint ventures that are not considered indefinitely reinvested are recorded as a component of deferred taxes with an offset to other comprehensive income.

Concentrations of Credit Risk and Certain Other Exposures

Concentrations of Credit Risk and Certain Other Exposures

The Company sells and distributes its products to a wide range of companies primarily in the ammunition, automotive, electronics, housing and coinage industries. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. For the years ended December 31, 2012, 2011 and 2010, sales to any one customer did not exceed 10% of consolidated net sales.

The Company uses various strategies to minimize the impact of changes in the base metal prices between the date of order and the date of sale. Generally, the Company prices a forward replacement purchase of an equivalent amount of copper and other metals under flexible pricing arrangements it maintains with its suppliers, at the same time it determines the forward selling price of finished products to its customers. The Company has various sources of raw materials and is not materially dependent on any one supplier.

There are nine unions at the Olin Brass division, two labor unions at the Oster division, and one labor union at the Chase division. In 2012, employees at an Olin Brass downstream operation elected a union representative which was subsequently certified. The relationship with these unions has been satisfactory. The collective bargaining agreements with the Olin Brass unions expire between November 2013 and September 2014, the collective bargaining agreements with Oster’s unions expire January 2014 and the other has an indeterminable term, and the collective bargaining agreement with Chase’s union expires in June 2013. Since the Company’s establishment in November 2007, the Company has not experienced any work stoppages at any of its facilities.

Self-Insurance Programs

Self-Insurance Programs

The Company is self-insured for workers’ compensation claims and benefits paid under employee health care programs. Accruals for employee health care are primarily based on estimated undiscounted cost of claims, which includes incurred but not reported claims. Accruals for workers’ compensation benefits and related expenses for claims are estimated, in part, by considering historical claims experience and undiscounted claims estimates provided by insurance carriers, third-party administrators and actuaries. Self-insurance accruals are deemed to be sufficient to cover outstanding claims, including those incurred but not reported as of the estimation date.

Workers’ compensation claims relating to activity after November 19, 2007 are covered by a loss funding insurance arrangement whereby the Company makes a fixed payment to the insurer which is used to pay submitted claims. Loss fund payments to the insurer in excess of workers’ compensation claim payments are classified as prepaid expenses and other current assets. The amount of the loss fund payments to the insurer is based on a combination of claims experience and a contractually agreed upon loss development factor.

Environmental Reserves and Environmental Expenses

Environmental Reserves and Environmental Expenses

The Company recognizes an environmental liability when it is probable the liability exists and the amount is reasonably estimable. The Company estimates the duration and extent of its remediation obligations based upon internal analyses of clean-up costs, ongoing monitoring costs and estimated legal fees, communications with regulatory agencies and changes in environmental law. If the Company were to determine that its estimates of the duration or extent of its environmental obligations were no longer accurate, the Company would adjust its environmental liabilities accordingly in the period that such determination is made. Estimated future expenditures for environmental remediation are not discounted to their present value. Accrued environmental liabilities are not reduced by potential insurance reimbursements.

Environmental expenses that relate to ongoing operations are included as a component of cost of sales. See note 16, “Commitments and Contingencies,” in these notes to the consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance requires entities to provide disclosures about items that are required by U.S. GAAP to be reclassified from accumulated other comprehensive income (“AOCI”) to net income in their entirety in the same reporting period. The disclosure would include the amount of the reclassification and identify the line item on the statement where net income is presented that is affected by the reclassification. For other items reclassified from AOCI, the disclosure would list cross-references to other disclosures where additional details about their effects are disclosed. This guidance is effective for reporting periods beginning after December 15, 2012. The Company does not expect that adoption of the guidance will have a material effect on its financial statements and disclosures.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This guidance requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance does not amend existing guidance on when it is appropriate to offset. In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending arrangements. The guidance is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Early adoption is not permitted, but retrospective application is required. Adoption of the guidance is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.